Consolidated Statements of Comprehensive Income (Loss) - USD ($) shares in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Profit or loss [abstract]
OPERATING REVENUES	$ 1,023.3	$ 821.2
COST OF SALES
Mining and processing	437.3	394.4
Inventory net realizable value adjustment	0.0	33.9
Royalties	10.2	9.1
Amortization	190.2	171.5
Cost of sales	637.7	608.9
EXPENSES
Exploration	18.2	18.4
Corporate and administrative	27.6	25.9
Share-based compensation (note 13)	21.7	18.3
Impairment (note 8)	0.0	38.2
Total expenses	705.2	709.7
EARNINGS FROM OPERATIONS	318.1	111.5
Finance expense	(2.5)	(5.7)
Foreign exchange gain	1.9	1.7
Other loss (note 14)	(23.8)	(5.1)
EARNINGS BEFORE INCOME TAXES	293.7	102.4
INCOME TAXES (note 12)
Current income tax expense	(52.7)	(10.7)
Deferred income tax expense	(31.0)	(54.6)
NET EARNINGS	210.0	37.1
Items that may be subsequently reclassified to net earnings:
Net change in fair value of currency hedging instruments, net of taxes	8.3	(5.9)
Net change in fair value of fuel hedging instruments, net of taxes	(0.2)	(0.3)
Items that will not be reclassified to net earnings:
Unrealized loss on equity securities, net of taxes	(10.5)	(20.5)
Total other comprehensive loss	(2.4)	(26.7)
COMPREHENSIVE INCOME	$ 207.6	$ 10.4
EARNINGS PER SHARE (note 15)
- basic (usd per share)	$ 0.53	$ 0.09
- diluted (usd per share)	$ 0.53	$ 0.09
Weighted average number of common shares outstanding (000's)
- basic (in shares)	395,509	392,172
- diluted (in shares)	398,069	394,508